Accounts payable for acquisition of investments (Tables)	12 Months Ended
Dec. 31, 2017
Accounts payable for acquisition of investments [Abstract]
Balances payable for acquisition of investments	Balances payable for acquisition of investments are detailed below:
	2017	2016
Equity interest acquired:
Viva	-	9,712
	-	9,712

Current	-	4,856
Non-current	-	4,856